Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31, 2022	June 30, 2022
Customer relationships	$7,748,590	$-
Copyrights and trademarks	242,556	-
Software	50,053	17,793
Senior care service app	43,075	44,700
Less: accumulated amortization	(754,136)	(38,530)
Intangible assets, net	$7,330,138	$23,963

Schedule of estimated future amortization expense
Years ending December 31,	Amortization expense

2023	$1,465,813
2024	1,465,813
2025	1,465,813
2026	1,465,813
2027	1,455,549
Years after	11,337
$7,330,138